Tax (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Tax on (loss)/Profit
Tax on profit/(loss)

	United Kingdom			Other jurisdictions			Total
	2023 $m	2022 $m	2021 $m	2023 $m	2022 $m	2021 $m	2023 $m	2022 $m	2021 $m

Current tax

Current period	16	6	1	245	177	138	261	183	139

Adjustments in respect of prior periods	–	(2)	–	12	(5)	4	12	(7)	4

	16	4	1	257	172	142	273	176	143

Deferred tax

Origination and reversal of temporary differences	1	(1)	(7)	(21)	(6)	(14)	(20)	(7)	(21)

Changes in tax rates and tax laws	–	–	(25)	2	–	–	2	–	(25)

Adjustments to unprovided or unrecognised deferred tax a	–	(2)	2	5	–	–	5	(2)	2

Adjustments in respect of prior periods	1	2	1	(1)	(5)	(4)	–	(3)	(3)

	2	(1)	(29)	(15)	(11)	(18)	(13)	(12)	(47)

Income tax charge/(credit) for the year b	18	3	(28)	242	161	124	260	164	96

a	Represents a reassessment of the recovery of deferred taxes in line with the Group’s profit forecasts.

b	‘Other jurisdictions’ includes $172m (2022: $134m, 2021: $112m) in respect of US taxes.

Summary of Reconciliation of Tax Charge Including Gain on Disposal of Assets
Reconciliation of tax charge

	2023%	2022%	2021%

Tax at UK blended rate	23.5	19.0	19.0

Tax credits	(0.5)	(0.1)	(0.1)

System Fund a	(1.3)	3.1	0.4

Foreign exchange gains	(1.0)	(0.9)	–

Other permanent differences b	0.9	0.5	1.4

Non-recoverable foreign taxes	1.3	3.5	3.5

Net effect of different rates of tax c	1.5	6.3	6.8

Effect of changes in UK tax rates and laws d	–	–	(7.0)

Effects of substantive enactment of UAE tax rates and laws e	(0.9)	–	–

Effect of changes in other tax rates and laws	0.2	0.1	–

Reduction in current tax expense by previously unrecognised deferred tax assets	–	–	(0.1)

Items on which deferred tax arose but where no deferred tax is recognised f	0.2	1.2	2.0

Effect of adjustments to unprovided or unrecognised deferred taxes g	0.5	(0.4)	0.5

Adjustment to tax charge in respect of prior periods h	1.3	(1.9)	0.2

	25.7	30.4	26.6

a	The System Fund is, in general, not subject to taxation.

b	Includes (0.6) percentage points (2022: (1.0) percentage points, 2021: (0.7) percentage points) in respect of the US Foreign-derived intangible income regime.

c	Includes 1.3 percentage points (2022: 6.9 percentage points, 2021: 7.1 percentage points) driven by the relatively high blended US rate, which includes US Federal and State taxes.

d	In 2021, the UK Government enacted an increase to the UK rate of Corporation Tax from 19% to 25%.

e
During 2023, law implementing a new corporate income tax regime was substantively enacted in the UAE. This resulted in the recognition of a deferred tax asset of $9m in the UAE. Absent further law change, this benefit is not likely to reoccur.

f	Predominantly in respect of losses arising in the year.

g
Entirely in respect of adjustments relating to estimated recoverable deferred tax assets other than 2023. In 2023, includes 0.7 percentage points respectively relating to the provision of previously unprovided deferred tax liabilities which arise on temporary differences in subsidiaries.

h	Relates to the finalisation of tax returns, activity from tax authorities such as tax audits and the reassessment of provisions for uncertain tax positions.

Summary of Tabular Form of Taxes Paid Based on Geographical Area

	2023 $m	2022 $m	2021 $m

China a	5	10	3

UK	8	3	(2)

US b	171	165	68

Other jurisdictions	22	11	1

	206	189	70

Taxes withheld at source	37	22	16

Tax paid per cash flow	243	211	86

a	Tax payments are typically based upon the previous year’s profits.

b	Includes refunds in respect of earlier periods of $nil (2022: $nil, 2021: $15m).

Summary of Reconciliation of Tax Paid to Total Current Tax Charge in Income Statement
A reconciliation of tax paid to the total current tax charge in the Group income statement is as follows:

	2023 $m	2022 $m	2021 $m

Current tax charge in the Group income statement	273	176	143

Current tax credit in the Group statement of comprehensive income	(6)	(2)	–

Current tax credit taken directly to equity	(5)	–	–

Total current tax charge	262	174	143

Movements to tax contingencies a	(2)	10	(4)

Timing differences of cash tax paid and foreign exchange differences b	(17)	27	(53)

Tax paid per cash flow	243	211	86

a
Tax contingency movements are included within the current tax charge but do not impact cash tax paid in the year. Settlements of tax contingencies are included within cash tax paid in the year but not recorded in the current year tax charge.

b	2021 included $20m of refunds in respect of earlier years, $12m of other receivables which have been allocated to payments that otherwise would have been due and $28m of payments due in 2022.

Summary of Deferred Tax
Deferred tax

	Property, plant, equipment and software $m	Application fees $m	Deferred gains on loan notes $m	a	Associates $m	Losses $m	b	Employee benefits $m	Deferred compensation $m	Expected credit losses on trade receivables $m	Intangible assets excluding software $m	Other short-term temporary differences $m	c,d	Total $m

At 1 January 2022	(81)	40	(34)		(55)	84		39	48	20	(16)	9		54

Group income statement	32	1	–		(4)	5		1	4	(5)	(21)	(1)		12

Group statement of comprehensive income	–	–	–		–	(1)		(6)	–	–	–	8		1

Group statement of changes in equity	–	–	–		–	–		1	–	–	–	–		1

Exchange and other adjustments	(4)	–	–		–	(9)		(3)	–	(1)	(3)	–		(20)

At 31 December 2022	(53)	41	(34)		(59)	79		32	52	14	(40)	16		48

Group income statement	22	1	–		(1)	–		2	2	(3)	(9)	(1)		13

Group statement of comprehensive income	–	–	–		–	(6)		–	–	–	–	(5)		(11)

Group statement of changes in equity	–	–	–		–	–		6	–	–	–	–		6

Exchange and other adjustments	1	–	–		–	3		1	–	–	3	2		10

At 31 December 2023	(30)	42	(34)		(60)	76		41	54	11	(46)	12		66

a	Become due in 2025 unless prevailing law at that time allows further deferral.

b	Wholly in respect of revenue losses.

c	No balances exceeding $20m are contained within ‘Other short-term temporary differences’.

d	Primarily in respect of contract costs, right-of-use assets, lease liabilities and expenses for which tax relief has not yet been obtained.

Summary of Deferred Tax Balance After Offset of Assets and Liabilities and Analysis by Key Territory
The analysis of the deferred tax balance after considering the offset of assets and liabilities within entities where there is a legal right to do so and an analysis of the deferred tax balance showing all territories with balances greater than $10m in either the current or prior year are as follows:

	2023 $m	2022 $m

Deferred tax assets	134	126

Deferred tax liabilities	(68)	(78)

	66	48

Analysed as:

United Kingdom	113	109

United States	(53)	(73)

Other	6	12

	66	48

Summary of Unrecognised Deferred Tax Position
The total unrecognised deferred tax position is as follows:

		Gross	Unrecognised deferred tax
	2023 $m	2022 $m	2023 $m	2022 $m

Revenue losses	450	430	79	78

Capital losses	580	549	146	138

	1,030	979	225	216

Tax credits	32	25	32	25

Other a	16	31	5	8

	1,078	1,035	262	249

a	Primarily relates to costs incurred for which tax relief has not been obtained.

Summary of Unrecognized Deferred Tax Based on Expiry Date
There is no expiry date to any of the above unrecognised assets other than for the losses and tax credits as shown in the table below:

		Gross	Unrecognised deferred tax
Expiry date	2023 $m	2022 $m	2023 $m	2022 $m

2023	–	1	–	–

2024	6	4	1	1

2025	11	9	2	1

2026	7	18	1	4

2027	7	3	1	–

2028	6	–	1	–

2029	10	10	10	10

After 2030	22	18	22	16